Sundry provisions (Tables)	12 Months Ended
Dec. 31, 2022
Sundry Provisions
Schedule of sundry provisions

	2022	2021
Provision for environmental damages	1,120,188	1,035,426
Provision for customers rebates	126,754	101,253
Other	130,005	152,584
Total	1,376,947	1,289,263

Current liabilities	530,814	465,051
Non-current liabilities	846,133	824,212
Total	1,376,947	1,289,263

Schedule of changes in sundry provisions

	Recovery of
	environmental
	damage	Rebate	Other	Total

December 31, 2020	602,490	123,465	148,253	874,208

Additions, monetary adjustments and exchange variation	576,086	144,710	114,395	835,191
Payments and reversals	(143,150)	(166,922)	(110,064)	(420,136)
				-
December 31, 2021	1,035,426	101,253	152,584	1,289,263

Additions, monetary adjustments and exchange variation	299,241	184,142	19,777	503,161
Payments and reversals	(214,479)	(158,641)	(42,357)	(415,477)
				-
December 31, 2022	1,120,188	126,754	130,005	1,376,947